UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02258
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report April 30, 2010

# EATON VANCE INCOME FUND OF BOSTON

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Income Fund of Boston as of April 30, 2010
INVESTMENT UPDATE
Economic and Market Conditions

•	The high-yield corporate bond market continued to perform well during the six months ending April 30, 2010, a period in which

Michael W. Weilheimer, CFA
Co-Portfolio Manager

Thomas P. Huggins
Co-Portfolio Manager
it recorded its fifth consecutive quarter of positive returns. For this semiannual period, the BofA Merrill Lynch U.S. High Yield Index (the “Index”), a performance measure of below-investment-grade bonds, returned 11.65%.
• Spreads on high-yield bonds (their incremental yield in excess of Treasury bonds of comparable maturity) narrowed by 187 basis points (1.87%) during the period, ending the month of April at 576 basis points (5.76%) over Treasury yields. The average price of a bond within the Index finished at $99.67, with a yield-to-worst of 8.04%, which indicates the lowest yield to any stated maturity or call date. Lower-quality paper continued to lead the way, with CCC- and below-rated issues returning 18.91% for the six months. B-rated issues returned 8.66% for the period, while BBs returned 10.39%.
•	Access to capital in the high-yield market continued to be relatively easy during the period, with the market pricing more than $150 billion in new debt. Credit metrics and covenants in these new issues became somewhat less onerous during the period, although corporate borrowers still favor a more conservative overall approach to leverage than before the recession.

•	Corporate defaults continued to decline during the six months, with the rolling 12-month par-weighted default rate ending the period at 4.58%, according to J.P. Morgan research.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion

•	The Fund’s1 share classes all posted positive total returns for the six months ending April 30, 2010, a period in which economic growth began to strengthen and corporate defaults to decline. These solid returns came up short of the Fund’s primary benchmark, the BofA Merrill Lynch U.S. High Yield Index (the “Index”), however, and they also were below the average return of the Lipper High Current Yield Funds Classification.

•	The Fund lagged the Index in part due to its underweighted position in CC and C securities. These lower-rated areas of the market performed especially well during the period, and thus the Fund’s underweighted position detracted from its performance relative to the Index. In addition, the Fund’s conservative posture toward certain areas of the financials sector imparted a drag on relative performance. In particular, the Fund was underexposed to insurance, banks/ thrifts and diversified financials – once-beleaguered segments of the market that were among the Index’s top performers during the six-month period – and this conservative stance hurt in relative terms. The Fund’s relative underperformance was also due in

Total Return Performance
10/31/09 – 4/30/10

Class A2	10.44%
Class B2	10.25
Class C2	10.25
Class I2	10.58
Class R2	10.31
BofA Merrill Lynch U.S. High Yield Index[3]	11.65
BofA Merrill Lynch U.S. High Yield Constrained Index [3]	11.59
Lipper High Current Yield Funds Average [3]	10.79
See page 3 for more performance information.

[1]
The Fund currently invests in a separate registered investment company, Boston Income Portfolio, with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

[2]
Six-month returns are cumulative. These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered at net asset value (NAV). Class A, Class I and Class R shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

[3]
It is not possible to invest directly in an Index or Lipper Classification. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper average is the average total return, at NAV, of the funds that are in the same Lipper Classification as the Fund.

Eaton Vance Income Fund of Boston as of April 30, 2010
INVESTMENT UPDATE
part to its materially lower duration versus the Index, as lower duration bonds have less room to appreciate in an up market. Duration measures the expected life of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with lower durations tend to be less sensitive to interest rate changes.

•	On the upside, the Fund’s overweighted positions in several areas, notably the automotive and auto parts, chemicals and retail industries, contributed to relative performance. Strong credit selection in the energy, technology and cable/satellite television industries also helped.
Portfolio Composition

Portfolio Credit Quality Ratings1

By total investments

[1]
As a percentage of the Portfolio’s total investments as of 4/30/10. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Eaton Vance Income Fund of Boston as of April 30, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class B	Class C	Class I	Class R
Class Share Symbol	EVIBX	EBIBX	ECIBX	EIBIX	ERIBX

Average Annual Total Returns (at net asset value)

Six Months	10.44%	10.25%	10.25%	10.58%	10.31%
One Year	40.89	40.15	40.16	41.55	40.55
Five Years	7.01	6.22	6.22	7.27	6.74
Ten Years	5.82	N.A.	N.A.	6.08	N.A.
Life of Fund†	8.99	8.15	8.21	6.22	6.54

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	5.19%	5.25%	9.25%	10.58%	10.31%
One Year	34.27	35.15	39.16	41.55	40.55
Five Years	5.98	5.93	6.22	7.27	6.74
Ten Years	5.31	N.A.	N.A.	6.08	N.A.
Life of Fund†	8.85	8.15	8.21	6.22	6.54

†	Inception Dates – Class A: 6/15/72; Class B: 6/20/02; Class C: 6/21/02; Class I: 7/1/99; Class R: 1/5/04

[1]
Six-month returns are cumulative. Other returns are presented on an average annual basis. Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, the returns would be lower. Class I and Class R shares are offered at net asset value. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class A, Class I and Class R shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of the settlement of the purchase.

Total Annual
Operating Expenses [2]	Class A	Class B	Class C	Class I	Class R

Expense Ratio	1.11%	1.86%	1.86%	0.86%	1.36%

[2]	Source: Prospectus dated 3/1/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com.

Eaton Vance Income Fund of Boston as of April 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 – April 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Income Fund of Boston

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/09)	(4/30/10)	(11/1/09 – 4/30/10)

Actual
Class A	$1,000.00	$1,104.40	$5.53
Class B	$1,000.00	$1,102.50	$9.44
Class C	$1,000.00	$1,102.50	$9.44
Class I	$1,000.00	$1,105.80	$4.23
Class R	$1,000.00	$1,103.10	$6.83

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.31
Class B	$1,000.00	$1,015.80	$9.05
Class C	$1,000.00	$1,015.80	$9.05
Class I	$1,000.00	$1,020.80	$4.06
Class R	$1,000.00	$1,018.30	$6.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06% for Class A shares, 1.81% for Class B shares, 1.81% for Class C shares, 0.81% for Class I shares and 1.31% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2009. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Income Fund of Boston as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Investment in Boston Income Portfolio, at value (identified cost, $2,381,370,312)	$2,457,521,013
Receivable for Fund shares sold	9,581,356

Total assets	$2,467,102,369

Liabilities

Payable for Fund shares redeemed	$7,910,948
Distributions payable	3,963,626
Payable to affiliates:
Distribution and service fees	604,249
Trustees’ fees	42
Accrued expenses	654,999

Total liabilities	$13,133,864

Net Assets	$2,453,968,505

Sources of Net Assets

Paid-in capital	$2,589,514,475
Accumulated net realized loss from Portfolio	(212,455,077)
Accumulated undistributed net investment income	758,406
Net unrealized appreciation from Portfolio	76,150,701

Total	$2,453,968,505

Class A Shares

Net Assets	$1,454,045,141
Shares Outstanding	254,077,452
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.72
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.01

Class B Shares

Net Assets	$116,610,456
Shares Outstanding	20,357,141
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.73

Class C Shares

Net Assets	$247,896,276
Shares Outstanding	43,257,811
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.73

Class I Shares

Net Assets	$608,800,674
Shares Outstanding	106,357,650
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.72

Class R Shares

Net Assets	$26,615,958
Shares Outstanding	4,650,448
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.72

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest and other income allocated from Portfolio	$109,015,119
Dividends allocated from Portfolio	306,999
Miscellaneous income	48,781
Expenses allocated from Portfolio	(7,317,742)

Total investment income	$102,053,157

Expenses

Distribution and service fees
Class A	$1,766,446
Class B	573,621
Class C	1,127,452
Class R	56,615
Trustees’ fees and expenses	250
Custodian fee	15,204
Transfer and dividend disbursing agent fees	1,500,019
Legal and accounting services	16,134
Printing and postage	230,167
Registration fees	89,028
Miscellaneous	6,297

Total expenses	$5,381,233

Net investment income	$96,671,924

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$19,576,995
Swap contracts	889,225

Net realized gain	$20,466,220

Change in unrealized appreciation (depreciation) —
Investments	$114,091,795
Swap contracts	(690,311)

Net change in unrealized appreciation (depreciation)	$113,401,484

Net realized and unrealized gain	$133,867,704

Net increase in net assets from operations	$230,539,628

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$96,671,924	$174,738,604
Net realized gain (loss) from investment transactions and swap contracts	20,466,220	(72,039,806)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	113,401,484	532,612,008

Net increase in net assets from operations	$230,539,628	$635,310,806

Distributions to shareholders —
From net investment income
Class A	$(62,595,994)	$(124,313,615)
Class B	(4,674,189)	(10,079,976)
Class C	(9,162,388)	(15,424,530)
Class I	(22,156,067)	(41,190,364)
Class R	(975,013)	(1,553,549)

Total distributions to shareholders	$(99,563,651)	$(192,562,034)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$182,848,287	$473,502,689
Class B	8,311,079	13,327,339
Class C	41,504,907	70,349,000
Class I	220,656,436	328,891,819
Class R	7,209,891	8,413,501
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	49,155,967	93,886,227
Class B	2,853,246	5,585,987
Class C	5,448,574	8,771,645
Class I	17,383,847	35,720,564
Class R	821,801	1,274,946
Cost of shares redeemed
Class A	(243,925,491)	(410,211,808)
Class B	(12,838,737)	(22,951,041)
Class C	(22,486,587)	(35,903,628)
Class I	(68,332,464)	(289,423,498)
Class R	(2,749,966)	(4,757,506)
Net asset value of shares exchanged
Class A	2,211,621	3,717,203
Class B	(2,211,621)	(3,717,203)
Redemption fees	23,808	20,247

Net increase in net assets from Fund share transactions	$185,884,598	$276,496,483

Net increase in net assets	$316,860,575	$719,245,255

	Six Months Ended
	April 30, 2010	Year Ended
Net Assets	(Unaudited)	October 31, 2009

At beginning of period	$2,137,107,930	$1,417,862,675

At end of period	$2,453,968,505	$2,137,107,930

Accumulated undistributed net investment income included in net assets

At end of period	$758,406	$3,650,133

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$5.400		$4.330	$6.370	$6.460	$6.290	$6.440

Income (Loss) From Operations

Net investment income(1)	$0.237		$0.459	$0.496	$0.489	$0.477	$0.473
Net realized and unrealized gain (loss)	0.327		1.119	(2.033)	(0.098)	0.171	(0.134)

Total income (loss) from operations	$0.564		$1.578	$(1.537)	$0.391	$0.648	$0.339

Less Distributions

From net investment income	$(0.244)		$(0.508)	$(0.503)	$(0.481)	$(0.478)	$(0.489)

Total distributions	$(0.244)		$(0.508)	$(0.503)	$(0.481)	$(0.478)	$(0.489)

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of period	$5.720		$5.400	$4.330	$6.370	$6.460	$6.290

Total Return(3)	10.44	%(4)	39.78%	(25.77)%	6.18%	10.66%	5.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,454,045		$1,382,206	$936,790	$1,440,552	$1,335,996	$1,202,517
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.06	%(7)	1.11%	1.07%	1.06%	1.06%	1.06%
Net investment income	8.61	%(7)	10.10%	8.52%	7.53%	7.48%	7.34%
Portfolio Turnover of the Portfolio	34	%(4)	74%	54%	84%	68%	71%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$5.410		$4.330	$6.370	$6.450	$6.280	$6.440

Income (Loss) From Operations

Net investment income(1)	$0.217		$0.430	$0.452	$0.441	$0.431	$0.424
Net realized and unrealized gain (loss)	0.328		1.118	(2.034)	(0.088)	0.169	(0.144)

Total income (loss) from operations	$0.545		$1.548	$(1.582)	$0.353	$0.600	$0.280

Less Distributions

From net investment income	$(0.225)		$(0.468)	$(0.458)	$(0.433)	$(0.430)	$(0.440)

Total distributions	$(0.225)		$(0.468)	$(0.458)	$(0.433)	$(0.430)	$(0.440)

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of period	$5.730		$5.410	$4.330	$6.370	$6.450	$6.280

Total Return(3)	10.25	%(4)	38.55%	(26.35)%	5.58%	9.85%	4.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$116,610		$113,900	$99,181	$173,448	$189,173	$195,780
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.81	%(7)	1.86%	1.82%	1.81%	1.81%	1.81%
Net investment income	7.87	%(7)	9.51%	7.76%	6.79%	6.76%	6.59%
Portfolio Turnover of the Portfolio	34	%(4)	74%	54%	84%	68%	71%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$5.410		$4.330	$6.370	$6.450	$6.280	$6.440

Income (Loss) From Operations

Net investment income(1)	$0.217		$0.430	$0.452	$0.440	$0.430	$0.424
Net realized and unrealized gain (loss)	0.328		1.119	(2.034)	(0.087)	0.170	(0.143)

Total income (loss) from operations	$0.545		$1.549	$(1.582)	$0.353	$0.600	$0.281

Less Distributions

From net investment income	$(0.225)		$(0.469)	$(0.458)	$(0.433)	$(0.430)	$(0.441)

Total distributions	$(0.225)		$(0.469)	$(0.458)	$(0.433)	$(0.430)	$(0.441)

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of period	$5.730		$5.410	$4.330	$6.370	$6.450	$6.280

Total Return(3)	10.25	%(4)	38.58%	(26.35)%	5.57%	9.84%	4.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$247,896		$210,403	$129,369	$208,480	$192,526	$180,878
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.81	%(7)	1.86%	1.82%	1.81%	1.81%	1.81%
Net investment income	7.85	%(7)	9.42%	7.77%	6.78%	6.75%	6.59%
Portfolio Turnover of the Portfolio	34	%(4)	74%	54%	84%	68%	71%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$5.410		$4.330	$6.370	$6.450	$6.280	$6.440

Income (Loss) From Operations

Net investment income(1)	$0.242		$0.473	$0.506	$0.505	$0.492	$0.487
Net realized and unrealized gain (loss)	0.319		1.128	(2.028)	(0.088)	0.171	(0.141)

Total income (loss) from operations	$0.561		$1.601	$(1.522)	$0.417	$0.663	$0.346

Less Distributions

From net investment income	$(0.251)		$(0.521)	$(0.518)	$(0.497)	$(0.493)	$(0.506)

Total distributions	$(0.251)		$(0.521)	$(0.518)	$(0.497)	$(0.493)	$(0.506)

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of period	$5.720		$5.410	$4.330	$6.370	$6.450	$6.280

Total Return(3)	10.58	%(4)	40.20%	(25.58)%	6.60%	10.93%	5.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$608,801		$410,590	$241,204	$56,913	$45,622	$34,135
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.81	%(7)	0.86%	0.82%	0.81%	0.81%	0.81%
Net investment income	8.77	%(7)	10.43%	9.14%	7.78%	7.73%	7.55%
Portfolio Turnover of the Portfolio	34	%(4)	74%	54%	84%	68%	71%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class R
	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$5.400		$4.330	$6.370	$6.450	$6.280	$6.440

Income (Loss) From Operations

Net investment income(1)	$0.231		$0.450	$0.481	$0.471	$0.457	$0.460
Net realized and unrealized gain (loss)	0.326		1.115	(2.033)	(0.086)	0.175	(0.147)

Total income (loss) from operations	$0.557		$1.565	$(1.552)	$0.385	$0.632	$0.313

Less Distributions

From net investment income	$(0.237)		$(0.495)	$(0.488)	$(0.465)	$(0.462)	$(0.473)

Total distributions	$(0.237)		$(0.495)	$(0.488)	$(0.465)	$(0.462)	$(0.473)

Redemption fees(1)	$0.000	(2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of period	$5.720		$5.400	$4.330	$6.370	$6.450	$6.280

Total Return(3)	10.31	%(4)	39.38%	(25.96)%	6.09%	10.40%	4.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,616		$20,008	$11,318	$13,106	$4,459	$1,520
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.31	%(7)	1.36%	1.32%	1.30%	1.30%	1.30%
Net investment income	8.37	%(7)	9.85%	8.30%	7.28%	7.16%	7.18%
Portfolio Turnover of the Portfolio	34	%(4)	74%	54%	84%	68%	71%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class- specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Boston Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (90.3% at April 30, 2010). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $226,197,590 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2010 ($56,310,142), October 31, 2016 ($92,542,342) and October 31, 2017 ($77,345,106).

As of April 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust, (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s

Eaton Vance Income Fund of Boston as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees — Upon the redemption or exchange of shares by Class A, Class I and Class R shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

I  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2010, EVM earned $48,645 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $210,565 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2010. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2010 amounted to $1,766,446 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred

Eaton Vance Income Fund of Boston as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $430,216 and $845,590 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $6,552,000 and $24,730,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2010, the Fund paid or accrued to EVD $28,307, representing 0.25% (annualized) of the average daily net assets of Class R shares.

The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2010 amounted to $143,405, $281,862 and $28,308 for Class B, Class C and Class R shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2010, the Fund was informed that EVD received approximately $21,000, $70,000 and $17,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Investment Transactions

For the six months ended April 30, 2010, increases and decreases in the Fund’s investment in the Portfolio aggregated $144,215,495 and $68,667,237, respectively.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2010	Year Ended
Class A	(Unaudited)	October 31, 2009

Sales	32,883,433	107,583,100
Issued to shareholders electing to receive payments of distributions in Fund shares	8,814,709	20,678,535
Redemptions	(43,771,593)	(89,792,835)
Exchange from Class B shares	394,537	840,301

Net increase (decrease)	(1,678,914)	39,309,101

	Six Months Ended
	April 30, 2010	Year Ended
Class B	(Unaudited)	October 31, 2009

Sales	1,497,253	2,939,836
Issued to shareholders electing to receive payments of distributions in Fund shares	511,300	1,233,929
Redemptions	(2,309,943)	(5,214,327)
Exchange to Class A shares	(393,524)	(837,955)

Net decrease	(694,914)	(1,878,517)

	Six Months Ended
	April 30, 2010	Year Ended
Class C	(Unaudited)	October 31, 2009

Sales	7,444,582	15,196,209
Issued to shareholders electing to receive payments of distributions in Fund shares	975,673	1,914,402
Redemptions	(4,034,865)	(8,135,198)

Net increase	4,385,390	8,975,413

Eaton Vance Income Fund of Boston as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	April 30, 2010	Year Ended
Class I	(Unaudited)	October 31, 2009

Sales	39,582,163	72,748,451
Issued to shareholders electing to receive payments of distributions in Fund shares	3,111,482	7,963,953
Redemptions	(12,275,215)	(60,516,637)

Net increase	30,418,430	20,195,767

	Six Months Ended
	April 30, 2010	Year Ended
Class R	(Unaudited)	October 31, 2009

Sales	1,296,180	1,849,702
Issued to shareholders electing to receive payments of distributions in Fund shares	147,197	279,511
Redemptions	(495,112)	(1,043,082)

Net increase	948,265	1,086,131

For the six months ended April 30, 2010 and the year ended October 31, 2009, the Fund received $23,808 and $20,247, respectively, in redemption fees.

Boston Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 5.6%(1)

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 1.0%

Hawker Beechcraft Acquisition, Term Loan, 2.28%, Maturing 3/26/14	$22,850	$19,676,174
Hawker Beechcraft Acquisition, Term Loan, 2.29%, Maturing 3/26/14	1,359	1,170,272
Hawker Beechcraft Acquisition, Term Loan, 10.50%, Maturing 3/26/14	6,030	6,067,386

		$26,913,832

Automotive & Auto Parts — 1.5%

EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.01%, Maturing 7/13/15	$5,410	$4,575,957
Ford Motor Co., Revolver Loan, Maturing 11/30/13(2)	29,425	26,169,859
Ford Motor Co., Term Loan, 3.28%, Maturing 12/16/13	8,667	8,383,976

		$39,129,792

Broadcasting — 0.3%

HIT Entertainment, Inc., Term Loan - Second Lien, 5.75%, Maturing 2/26/13	$13,910	$8,879,212

		$8,879,212

Building Materials — 0.3%

Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	$5,826	$5,447,445
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 6/30/14	3,922	3,701,859

		$9,149,304

Capital Goods — 0.1%

Dresser, Inc., Term Loan - Second Lien, 6.00%, Maturing 5/4/15	$2,120	$2,062,760

		$2,062,760

Consumer Products — 0.1%

Amscan Holdings, Inc., Term Loan, 2.53%, Maturing 5/25/13	$2,940	$2,829,463

		$2,829,463

Food & Drug Retail — 0.4%

Rite Aid Corp., Term Loan, 9.50%, Maturing 6/10/15	$10,350	$10,824,372

		$10,824,372

Food / Beverage / Tobacco — 0.0%

Dole Food Company, Inc., Term Loan, 7.99%, Maturing 8/30/10	$992	$1,004,198

		$1,004,198

Gaming — 0.3%

BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 7/18/12(3)	$8,520	$511,200
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.51%, Maturing 5/16/14	3,220	2,720,900
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	5,224	5,041,059

		$8,273,159

Insurance — 0.2%

HUB International, Ltd., Term Loan, 6.75%, Maturing 6/13/14	$4,950	$4,959,281

		$4,959,281

Services — 0.4%

Neff Rental, Inc., Term Loan - Second Lien, 5.75%, Maturing 11/30/14	$2,730	$436,800
Travelport, LLC, Term Loan, 10.50%, Maturing 8/23/13	9,528	9,593,390

		$10,030,190

Steel — 0.2%

RathGibson, Inc., DIP Loan, 10.75%, Maturing 6/30/10(4)	$5,858	$5,858,461

		$5,858,461

Transportation Ex Air / Rail — 0.3%

CEVA Group, PLC, Term Loan, 3.26%, Maturing 6/15/15	$8,030	$7,306,930
CEVA Group, PLC, Term Loan, 3.29%, Maturing 6/15/15	1,991	1,811,732

		$9,118,662

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Utilities — 0.5%

TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.75%, Maturing 10/10/14	$17,620	$14,492,762

		$14,492,762

Total Senior Floating-Rate Interests
(identified cost $162,196,468)		$153,525,448

Corporate Bonds & Notes — 88.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Air Transportation — 0.1%

Continental Airlines, 7.033%, 6/15/11	$1,090	$1,101,018
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(5)	1,800	1,894,500

		$2,995,518

Automotive & Auto Parts — 4.1%

Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(5)	$1,810	$1,997,788
Allison Transmission, Inc., 11.00%, 11/1/15(5)	1,455	1,578,675
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(5)	18,639	20,223,423
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 7.875%, 3/1/17	3,680	3,523,600
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(5)	12,365	13,199,638
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	5,790	4,820,175
Ford Motor Credit Co., Sr. Notes, 7.50%, 8/1/12	6,760	6,990,171
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	17,655	18,842,546
Ford Motor Credit Co., Sr. Notes, 8.125%, 1/15/20	4,565	4,844,693
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	4,785	5,795,276
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	13,235	14,806,656
Lear Corp., 7.875%, 3/15/18	1,810	1,852,988
Lear Corp., 8.125%, 3/15/20	2,250	2,306,250
Navistar International Corp., 8.25%, 11/1/21	7,540	7,992,400
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,913,950

		$110,688,229

Banks and Thrifts — 1.7%

CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	$4,780	$4,648,550
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	4,730	4,511,237
General Motors Acceptance Corp., 6.875%, 9/15/11	1,213	1,240,293
General Motors Acceptance Corp., 7.00%, 2/1/12	500	513,125
General Motors Acceptance Corp., 8.00%, 12/31/18	7,490	7,536,812
General Motors Acceptance Corp., 8.00%, 11/1/31	8,305	8,138,900
General Motors Acceptance Corp., 8.30%, 2/12/15(5)	18,240	19,083,600

		$45,672,517

Broadcasting — 3.1%

Allbritton Communications Co., Sr. Notes, 8.00%, 5/15/18(5)	$2,280	$2,291,400
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	2,295	2,203,200
Clear Channel Communications, Inc., Sr. Notes, 6.25%, 3/15/11	29,655	29,136,037
Clear Channel Communications, Inc., Sr. Notes, 7.65%, 9/15/10	4,845	4,857,113
Clear Channel Worldwide Holdings, Inc., Series A, 9.25%, 12/15/17(5)	9,660	10,396,575
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17(5)	2,415	2,590,088
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(5)	2,490	2,626,950
Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(5)	4,520	4,960,700
XM Satellite Radio Holdings, Inc., Sr. Notes, 11.25%, 6/15/13(5)	7,655	8,439,637
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(5)	13,825	15,760,500

		$83,262,200

Building Materials — 0.9%

Goodman Global, Inc., 13.50%, 2/15/16	$6,235	$7,022,169
Interface, Inc., Sr. Notes, 11.375%, 11/1/13	2,320	2,668,000
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	786	815,475
Masco Corp., Sr. Notes, 7.125%, 3/15/20	2,650	2,723,225
Norcraft Cos. LP/Norcraft Finance Corp., 10.50%, 12/15/15(5)	2,085	2,225,737
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	3,445	3,681,844
Texas Industries, Inc., Sr. Notes, 7.25%, 7/15/13	4,030	4,035,037

		$23,171,487

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Cable / Satellite TV — 1.3%

Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$4,485	$4,574,700
Cablevision Systems Corp., Sr. Notes, 8.00%, 4/15/20	2,245	2,295,513
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18(5)	2,260	2,310,850
Charter Communications, Inc., 8.00%, 4/30/12(5)	2,460	2,619,900
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(5)	6,050	6,866,750
Kabel Deutschland GmbH, 10.625%, 7/1/14	1,125	1,178,438
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	7,675	8,231,437
Virgin Media Finance PLC, 9.50%, 8/15/16	7,255	7,998,637

		$36,076,225

Capital Goods — 2.1%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$3,895	$3,817,100
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(5)	9,585	9,632,925
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	3,619,688
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(5)	7,300	7,592,000
Greenbrier Cos., Inc., 8.375%, 5/15/15	480	458,400
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	1,495	1,577,225
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	5,772,712
Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(5)	11,290	11,431,125
Terex Corp., Sr. Notes, 10.875%, 6/1/16	11,975	13,501,812

		$57,402,987

Chemicals — 3.3%

Ashland, Inc., 9.125%, 6/1/17(5)	$5,825	$6,655,062
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	9,045	9,452,025
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	6,735	7,105,425
CII Carbon, LLC, 11.125%, 11/15/15(5)	5,555	5,707,763
Dow Chemical Co. (The), 8.55%, 5/15/19	1,935	2,368,295
Georgia Gulf Corp., 9.00%, 1/15/17(5)	1,145	1,213,700
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(5)	8,975	8,032,625
Koppers, Inc., 7.875%, 12/1/19(5)	2,130	2,204,550
LBI Escrow Corp., Sr. Notes, 8.00%, 11/1/17(5)	13,495	14,017,931
Nalco Co., Sr. Notes, 8.25%, 5/15/17(5)	5,500	5,926,250
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16(5)	5,500	5,733,750
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(5)	9,010	8,739,700
Solutia, Inc., 8.75%, 11/1/17	4,840	5,190,900
Terra Capital, Inc., 7.75%, 11/1/19	5,235	6,445,594

		$88,793,570

Consumer Products — 1.9%

ACCO Brands Corp., 7.625%, 8/15/15	$4,145	$3,968,838
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15(5)	6,630	7,375,875
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	12,225	12,438,937
Libbey Glass, Inc., Sr. Notes, 10.00%, 2/15/15(5)	9,375	9,949,219
Revlon Consumer Products Corp., 9.75%, 11/15/15(5)	11,850	12,235,125
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	1,790	1,834,750
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(5)	3,853	4,411,685

		$52,214,429

Containers — 0.3%

Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$5,160	$4,437,600
Solo Cup Co., Sr. Notes, 10.50%, 11/1/13	4,680	5,007,600

		$9,445,200

Diversified Financial Services — 0.2%

Cantor Fitzgerald, LP, 7.875%, 10/15/19(5)	$5,410	$5,496,560

		$5,496,560

Diversified Media — 2.7%

Catalina Marketing Corp., 11.625%, 10/1/17(5)	$8,387	$9,016,025
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(5)	9,694	10,348,345
Interpublic Group Cos., Inc., 10.00%, 7/15/17	7,240	8,316,950
Lamar Media Corp., Sr. Sub. Notes, 7.875%, 4/15/18(5)	1,355	1,392,262
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	3,320	2,739,000
MDC Partners, Inc., 11.00%, 11/1/16(5)	7,310	8,041,000
Nielsen Finance, LLC, 10.00%, 8/1/14	11,790	12,438,450
Nielsen Finance, LLC, 11.50%, 5/1/16	6,670	7,603,800
Nielsen Finance, LLC, 12.50%, (0.00% until 8/1/11), 8/1/16	4,600	4,485,000
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	795	906,300
Warner Music Group Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(5)	8,335	9,043,475

		$74,330,607

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Energy — 7.5%

Antero Resources Finance Corp., Sr. Notes, 9.375%, 12/1/17(5)	$2,150	$2,236,000
ATP Oil & Gas Corp, Sr. Notes, 11.875%, 5/1/15(5)	6,755	6,771,887
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	6,755	7,514,937
Bill Barrett Corp., 9.875%, 7/15/16	1,410	1,522,800
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(5)	8,410	8,620,250
Compton Petroleum Finance Corp., 7.625%, 12/1/13	8,727	7,461,585
Continental Resources, Inc., 7.375%, 10/1/20(5)	925	962,000
Denbury Resources, Inc., 8.25%, 2/15/20	5,335	5,748,463
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	4,315	4,455,238
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	10,961,250
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	6,220	6,747,195
El Paso Tennessee Pipeline Co., Sr. Notes, 7.25%, 12/15/25	11,665	10,824,105
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(5)	9,535	9,821,050
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	10,125	9,492,187
Holly Corp., 9.875%, 6/15/17(5)	5,995	6,264,775
McJunkin Red Man Corp., Sr. Notes, 9.50%, 12/15/16(5)	6,740	7,051,725
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	4,010	3,839,575
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	3,605	3,478,825
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	4,195,800
Petroplus Finance, Ltd., 6.75%, 5/1/14(5)	955	912,025
Petroplus Finance, Ltd., 7.00%, 5/1/17(5)	6,105	5,586,075
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(5)	12,145	11,659,200
Quicksilver Resources, Inc., 7.125%, 4/1/16	4,105	3,992,113
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	9,830	11,451,950
Rosetta Resources, Inc., 9.50%, 4/15/18(5)	3,375	3,476,250
SandRidge Energy, Inc., 8.75%, 1/15/20(5)	3,820	3,858,200
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	11,760	11,907,000
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	1,150	1,150,000
Southwestern Energy Co., Sr. Notes, 7.50%, 2/1/18	9,050	9,932,375
United Refining Co., Sr. Notes, 10.50%, 8/15/12	21,745	21,201,375

		$203,096,210

Entertainment / Film — 1.7%

AMC Entertainment, Inc., 11.00%, 2/1/16	$33,741	$36,271,575
AMC Entertainment, Inc., Sr. Notes, 8.75%, 6/1/19	1,865	1,986,225
Marquee Holdings, Inc., Sr. Disc. Notes, 9.505%, 8/15/14	8,495	7,114,562

		$45,372,362

Environmental — 0.6%

Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14(5)	$2,350	$2,561,500
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	7,240	7,475,300
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14(5)	5,965	6,158,863

		$16,195,663

Food / Beverage / Tobacco — 2.9%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	$10,090	$10,480,987
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(5)	5,575	5,621,440
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(5)	8,180	8,241,350
C&S Group Enterprises, LLC, 8.375%, 5/1/17(5)	5,660	5,730,750
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	6,998	8,502,570
Pinnacle Foods Finance, LLC, 9.25%, 4/1/15(5)	5,245	5,481,025
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	580	626,400
Smithfield Foods, Inc., Sr. Notes, 7.00%, 8/1/11	5,570	5,737,100
Smithfield Foods, Inc., Sr. Notes, 7.75%, 5/15/13	385	392,700
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(5)	8,315	9,375,163
U.S. Foodservice, Inc., Sr. Notes, 10.25%, 6/30/15(5)	17,490	18,189,600

		$78,379,085

Gaming — 6.6%

Buffalo Thunder Development Authority, 9.375%, 12/15/14(3)(5)	$11,355	$1,958,738
CCM Merger, Inc., 8.00%, 8/1/13(5)	8,020	7,428,525
Chukchansi EDA, Sr. Notes, Variable Rate, 4.024%, 11/15/12(5)	5,045	3,985,550
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(4)	518	456,573
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(3)(5)	19,830	371,813

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Gaming (continued)

Galaxy Entertainment Finance, 9.875%, 12/15/12(5)	$15,060	$15,803,663
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)(5)	1,804	128,535
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	23,380	16,775,150
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	13,160	14,410,200
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18(5)	9,205	9,147,469
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10(3)	7,910	3,925,337
Majestic HoldCo, LLC, 12.50%, 10/15/11(3)(5)	3,390	17,967
MGM Mirage, Inc., 8.375%, 2/1/11	15,495	15,766,162
MGM Mirage, Inc., Sr. Notes, 9.00%, 3/15/20(5)	2,250	2,373,750
MGM Mirage, Inc., Sr. Notes, 10.375%, 5/15/14(5)	4,625	5,087,500
MGM Mirage, Inc., Sr. Notes, 11.125%, 11/15/17(5)	4,790	5,466,587
Midwest Gaming Borrower, LLC/Midwest Finance Corp., Sr. Notes, 11.625%, 4/15/16(5)	2,880	2,973,600
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	7,630	6,065,850
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	7,140	5,836,950
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	15,085	14,406,175
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(5)	5,385	5,761,950
MTR Gaming Group, Inc., Sr. Notes, 12.625%, 7/15/14	6,760	7,131,800
Peninsula Gaming, LLC, 8.375%, 8/15/15(5)	1,350	1,387,125
Peninsula Gaming, LLC, 10.75%, 8/15/17(5)	8,250	8,476,875
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	2,590	2,505,825
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(5)	2,172	2,291,460
San Pasqual Casino, 8.00%, 9/15/13(5)	2,005	1,957,381
Seminole Hard Rock Entertainment, Variable Rate, 2.757%, 3/15/14(5)	1,585	1,424,519
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(5)	9,455	9,041,344
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(4)(5)	10,553	8,423,405

		$180,787,778

Health Care — 8.6%

Accellent, Inc., 10.50%, 12/1/13	$6,335	$6,414,188
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17(5)	9,280	9,430,800
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18(5)	1,820	1,842,750
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	9,055	9,564,344
Apria Healthcare Group, Inc., Sr. Notes, 12.375%, 11/1/14(5)	1,115	1,237,650
Biomet, Inc., 11.625%, 10/15/17	25,120	28,260,000
Biomet, Inc., (PIK), 10.375%, 10/15/17	7,475	8,259,875
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	13,120	14,432,000
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 10.875%, 11/15/14(5)	1,050	1,155,000
Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16(5)	10,270	10,475,400
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(5)	3,685	4,164,050
HCA, Inc., 9.25%, 11/15/16	10,125	10,972,969
HCA, Inc., 9.875%, 2/15/17(5)	9,715	10,783,650
HCA, Inc., Sr. Notes, 7.25%, 9/15/20(5)	8,830	9,260,462
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 9.00%, 5/15/16	11,385	11,641,162
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(5)	13,125	13,650,000
National Mentor Holdings, Inc., 11.25%, 7/1/14	7,385	7,421,925
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(5)	3,600	3,654,000
Quintiles Transnational Corp., (PIK), Sr. Notes, 9.50%, 12/30/14(5)	19,970	20,269,550
Radiation Therapy Services, Inc., Sr. Sub. Notes, 9.875%, 4/15/17(5)	4,120	4,223,000
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	4,620	4,643,100
Rural/Metro Corp., Sr. Disc. Notes, 12.75%, 3/15/16	7,695	8,195,175
US Oncology, Inc., 10.75%, 8/15/14	8,635	9,045,162
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17	11,655	12,237,750
Valeant Pharmaceuticals International, 8.375%, 6/15/16	4,910	5,180,050
Valeant Pharmaceuticals International, Sr. Notes, 7.625%, 3/15/20(5)	3,085	3,154,413
Viant Holdings, Inc., 10.125%, 7/15/17(5)	3,163	3,194,630

		$232,763,055

Homebuilders / Real Estate — 0.3%

CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	$7,190	$8,196,600

		$8,196,600

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Insurance — 0.4%

Alliant Holdings I, Inc., 11.00%, 5/1/15(5)	$4,190	$4,347,125
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(5)	4,265	4,179,700
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.125%, 11/15/14(5)	3,265	2,799,738

		$11,326,563

Leisure — 1.3%

HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)(4)(5)	$3,635	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)(4)(5)	5,141	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(3)(4)(5)	6,665	0
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(5)	1,940	2,003,050
MU Finance PLC, Sr. Notes, 8.375%, 2/1/17(5)	6,990	6,885,150
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	4,258,800
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	5,738,962
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	2,185	2,223,238
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	4,390	4,422,925
Universal City Development Partners, Ltd., Sr. Notes, 8.875%, 11/15/15(5)	3,935	4,053,050
Universal City Development Partners, Ltd., Sr. Sub. Notes, 10.875%, 11/15/16(5)	4,910	5,241,425

		$34,826,600

Metals / Mining — 3.5%

Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16(5)	$2,660	$2,846,200
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19(5)	10,620	10,991,700
Consol Energy, Inc., 8.00%, 4/1/17(5)	5,395	5,725,444
Consol Energy, Inc., 8.25%, 4/1/20(5)	4,520	4,836,400
FMG Finance PTY, Ltd., 10.625%, 9/1/16(5)	16,890	19,930,200
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(5)	12,580	13,146,100
Novelis, Inc./GA, Sr. Notes, 11.50%, 2/15/15	2,710	2,994,550
Patriot Coal Corp., 8.25%, 4/30/18	2,375	2,392,812
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16	5,520	6,679,200
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19	20,430	25,537,500

		$95,080,106

Paper — 3.7%

Boise Paper Holdings, LLC., 8.00%, 4/1/20(5)	$1,805	$1,868,175
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17(5)	5,985	6,448,838
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	9,560	11,758,800
International Paper Co., 7.95%, 6/15/18	8,220	9,768,706
International Paper Co., 9.375%, 5/15/19	17,230	21,951,795
International Paper Co., Sr. Notes, 7.50%, 8/15/21	3,100	3,648,480
NewPage Corp., Sr. Notes, 11.375%, 12/31/14	28,045	28,956,462
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	9,575	9,215,937
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 9.125%, 8/1/14	7,355	7,538,875
Verso Paper Holdings, LLC/Verso Paper, Inc., Variable Rate, Sr. Notes, 3.999%, 8/1/14	975	892,125

		$102,048,193

Publishing / Printing — 0.0%

Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	$990	$717,750
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(3)(4)	10,390	1,039

		$718,789

Railroad — 0.7%

Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$2,350	$2,408,750
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	8,155	8,420,038
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	6,410	6,810,625
Kansas City Southern Mexico, Sr. Notes, 9.375%, 5/1/12	592	608,576

		$18,247,989

Restaurants — 0.3%

El Pollo Loco, Inc., 11.75%, 11/15/13	$1,830	$1,637,850
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	7,575	7,707,563

		$9,345,413

Services — 6.5%

Avis Budget Group, Inc., 9.625%, 3/15/18(5)	$2,700	$2,929,500
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	10,305	10,652,794

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)		Value

Services (continued)

Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	$17,850		$19,367,250
Hertz Corp., 8.875%, 1/1/14	1,025		1,063,437
Hertz Corp., 10.50%, 1/1/16	2,650		2,855,375
JohnsonDiversey Holdings, Inc., Sr. Notes, (PIK), 10.50%, 5/15/20(5)	8,680		9,699,900
KAR Holdings, Inc., 8.75%, 5/1/14	5,580		5,754,375
Laureate Education, Inc., 10.00%, 8/15/15(5)	26,656		27,655,600
Laureate Education, Inc., 11.75%, 8/15/17(5)	13,854		14,615,970
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(5)	25,257		25,933,255
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(5)	5,110		4,841,725
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,810		1,552,270
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(5)	11,810		12,961,475
RSC Equipment Rental, Inc., Sr. Notes, 10.25%, 11/15/19(5)	1,770		1,854,075
ServiceMaster Co. (The), (PIK), 10.75%, 7/15/15(5)	4,955		5,308,044
Sitel LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18(5)	2,750		2,805,000
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	6,385		7,215,050
United Rentals North America, Inc., 10.875%, 6/15/16	8,360		9,446,800
West Corp., 9.50%, 10/15/14	11,165		11,611,600

			$178,123,495

Steel — 0.6%

AK Steel Corp., 7.625%, 5/15/20	$3,770		$3,901,950
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	8,245		2,071,556
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	8,945		9,235,713

			$15,209,219

Super Retail — 6.4%

Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18(5)	$10,735		$11,110,725
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 5.75%, 3/15/14	26,930		25,785,475
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	18,275		18,709,031
Limited Brands, Inc., 8.50%, 6/15/19	11,125		12,404,375
Michaels Stores, Inc., 13.00%, (0.00% until 11/1/11), 11/1/16	8,980		8,082,000
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	11,149		11,483,736
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	24,035		26,498,587
Sonic Automotive, Inc., Sr. Sub. Notes, 9.00%, 3/15/18(5)	1,350		1,410,750
Toys “R” Us, 7.625%, 8/1/11	14,410		15,022,425
Toys “R” Us, 7.875%, 4/15/13	7,925		8,222,187
Toys “R” Us, 10.75%, 7/15/17(5)	14,005		15,965,700
Toys “R” Us Property Co., LLC, 8.50%, 12/1/17(5)	2,925		3,107,813
Yankee Acquisition Corp., 9.75%, 2/15/17	16,750		17,587,500

			$175,390,304

Technology — 3.5%

Advanced Micro Devices, Inc., 8.125%, 12/15/17(5)	$3,260		$3,374,100
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	15,455		16,536,850
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	10,540		10,671,750
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	16,721		16,250,805
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15(5)	0	(6)	471
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18(5)	2,215		2,292,525
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20(5)	2,795		2,899,813
Sorenson Communications, Inc., Sr. Notes, 10.50%, 2/1/15(5)	13,355		13,087,900
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	27,755		30,738,663

			$95,852,877

Telecommunications — 7.8%

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(5)	$15,435		$16,168,162
Digicel Group, Ltd., Sr. Notes, (PIK), 9.125%, 1/15/15(5)	27,401		27,812,015
Digicel Group, Ltd., Sr. Notes, 10.50%, 4/15/18(5)	3,890		4,172,025
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(5)	4,330		4,979,500
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	30,855		33,554,812
Intelsat Corp., 9.25%, 8/15/14	3,761		3,911,440
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	6,248		6,669,740
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(5)	8,600		8,944,000

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Telecommunications (continued)

NII Capital Corp., 8.875%, 12/15/19(5)	$10,395	$11,070,675
NII Capital Corp., 10.00%, 8/15/16(5)	9,510	10,603,650
Qwest Communications International, Inc., 7.50%, 2/15/14	8,975	9,176,938
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	3,500	3,876,250
SBA Telecommunications, Inc., 8.00%, 8/15/16(5)	4,075	4,319,500
SBA Telecommunications, Inc., 8.25%, 8/15/19(5)	2,725	2,936,188
Sprint Capital Corp., 6.875%, 11/15/28	10,610	9,283,750
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	16,235	18,264,375
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	12,665	14,833,881
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(5)	11,150	12,460,125
Windstream Corp., 7.875%, 11/1/17	8,875	8,852,813

		$211,889,839

Textiles / Apparel — 1.6%

Levi Strauss & Co., Sr. Notes, 7.625%, 5/15/20(5)	$3,375	$3,425,625
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	85	90,525
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	4,096	4,326,400
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	7,020	7,897,500
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	12,545	12,858,625
Phillips-Van Heusen Corp., Sr. Notes, 7.375%, 5/15/20	4,510	4,645,300
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	9,180	9,829,540

		$43,073,515

Transportation Ex Air / Rail — 1.0%

CEVA Group, PLC, Sr. Notes, 11.50%, 4/1/18(5)	$9,300	$10,055,625
CEVA Group, PLC, Sr. Notes, 11.625%, 10/1/16(5)	2,990	3,262,837
Overseas Shipholding Group, Inc., Sr. Notes, 8.125%, 3/30/18	4,510	4,622,750
Swift Transportation Co., Inc., Sr. Notes, 12.50%, 5/15/17(5)	4,955	5,010,744
Teekay Corp., Sr. Notes, 8.50%, 1/15/20	3,535	3,747,100

		$26,699,056

Utilities — 1.2%

AES Corp., Sr. Notes, 8.75%, 5/15/13(5)	$661	$674,220
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,369	2,434,417
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(5)	11,965	12,443,600
Dynegy Holdings, Inc., Sr. Notes, 8.375%, 5/1/16	1,940	1,716,900
Edison Mission Energy, Sr. Notes, 7.00%, 5/15/17	3,715	2,725,881
Edison Mission Energy, Sr. Notes, 7.20%, 5/15/19	2,825	2,034,000
NGC Corp., 7.625%, 10/15/26	7,090	4,927,550
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	4,840	4,803,700
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	784,019

		$32,544,287

Total Corporate Bonds & Notes
(identified cost $2,284,983,779)		$2,404,716,527

Convertible Bonds — 1.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive & Auto Parts — 0.4%

Ford Motor Co., 4.25%, 11/15/16	$6,910	$10,788,237

		$10,788,237

Building Materials — 0.1%

Cemex SAB de CV, 4.875%, 3/15/15(5)	$3,010	$3,469,025

		$3,469,025

Cable / Satellite TV — 0.2%

Virgin Media, Inc., 6.50%, 11/15/16	$3,955	$4,948,694

		$4,948,694

Health Care — 0.3%

Kendle International, Inc., 3.375%, 7/15/12	$2,250	$2,140,313
LifePoint Hospitals, Inc., 3.25%, 8/15/25	6,100	6,061,875

		$8,202,188

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Technology — 0.3%

Advanced Micro Devices, Inc., 6.00%, 5/1/15	$8,455	$8,190,781

		$8,190,781

Total Convertible Bonds
(identified cost $25,816,637)		$35,598,925

Common Stocks — 0.3%

Security	Shares	Value

Building Materials — 0.2%

Panolam Holdings Co.(4)(7)	6,997	$3,844,852

		$3,844,852

Consumer Products — 0.0%

HF Holdings, Inc.(4)(8)	3,400	$0

		$0

Energy — 0.0%

SemGroup Corp.(8)	26,457	$768,576

		$768,576

Gaming — 0.0%

Fontainebleau Equity Holdings, Class A(4)(7)(8)	301,724	$3,017
Shreveport Gaming Holdings, Inc.(4)	3,597	64,746

		$67,763

Publishing / Printing — 0.0%

Dex One Corp.(8)	29,958	$908,027

		$908,027

Super Retail — 0.1%

GNC Acquisition Holdings, Class A(4)(7)(8)	204,221	$2,403,681

		$2,403,681

Total Common Stocks
(identified cost $10,471,719)		$7,992,899

Convertible Preferred Stocks — 0.5%

Security	Shares	Value

Energy — 0.3%

Chesapeake Energy Corp., 4.50%	80,133	$6,698,317
Chesapeake Energy Corp., 5.00%(5)	9,586	822,000

		$7,520,317

Telecommunications — 0.2%

Crown Castle International Corp., (PIK), 6.25%	85,673	$4,995,807

		$4,995,807

Total Convertible Preferred Stocks
(identified cost $12,778,160)		$12,516,124

Preferred Stocks — 0.0%

Security	Shares/Units	Value

Gaming — 0.0%

Fontainebleau Resorts LLC (PIK)(4)(7)(8)	9,234	$92

		$92

Super Retail — 0.0%

GNC Acquisition Holdings(4)(7)(8)	69,779	$422,163

		$422,163

Total Preferred Stocks
(identified cost $9,582,685)		$422,255

Miscellaneous — 0.0%

Security	Shares	Value

Cable / Satellite TV — 0.0%

Adelphia, Inc., Escrow Certificate(8)	10,260,000	$180,576
Adelphia, Inc., Escrow Certificate(8)	5,085,000	89,496
Adelphia Recovery Trust(8)	14,818,854	537,183

		$807,255

Energy — 0.0%

SemGroup Corp., Escrow Certificate(4)(8)	10,225,000	$0
VeraSun Energy Corp., Escrow Certificate(4)(8)	1,900,000	0

		$0

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Services — 0.0%

NCS Acquisition Corp., Escrow Certificate(8)	2,950,000	$484,390

		$484,390

Utilities — 0.0%

Mirant Corp., Escrow Certificate(4)(7)(8)	4,900,000	$490
Mirant Corp., Escrow Certificate(4)(7)(8)	2,205,000	221

		$711

Total Miscellaneous
(identified cost $14,942,323)		$1,292,356

Warrants — 0.0%

Security	Shares	Value

Energy — 0.0%

SemGroup Corp., Expires 11/30/14(4)(8)	27,849	$229,754

		$229,754

Food / Beverage / Tobacco — 0.0%

ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(8)	5,575	$0

		$0

Gaming — 0.0%

Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(7)(8)	6,338	$616,668

		$616,668

Publishing / Printing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/15/17(4)(8)	33,105	$0

		$0

Total Warrants
(identified cost $278)		$846,422

Short-Term Investments — 3.9%

	Interest
Security	(000’s Omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(9)	$105,529	$105,529,443

Total Short-Term Investments
(identified cost $105,529,443)		$105,529,443

Total Investments — 100.0%
(identified cost $2,626,301,492)		$2,722,440,399

Other Assets, Less Liabilities — 0.00%		$(1,119,819)

Net Assets — 100.0%		$2,721,320,580

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP - Debtor In Possession

PIK - Payment In Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2010, at which time the interest rate will be determined.

(3)	Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $1,001,632,054 or 36.8% of the Portfolio’s net assets.

(6)	Principal amount is less than $1,000.

(7)	Restricted security (see Note 5).

(8)	Non-income producing security.

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $53,130 and $0, respectively.

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $2,520,772,049)	$2,616,910,956
Affiliated investment, at value (identified cost, $105,529,443)	105,529,443
Cash	3,023,144
Restricted cash*	66,000
Interest and dividends receivable	62,932,116
Interest receivable from affiliated investment	18,380
Receivable for investments sold	30,637,389
Receivable for open swap contracts	885,943
Other assets	312,630

Total assets	$2,820,316,001

Liabilities

Payable for investments purchased	$96,467,992
Premium received on open swap contracts	610,800
Payable for closed swap contracts	367,154
Payable to affiliates:
Investment adviser fee	1,361,670
Trustees’ fees	4,208
Accrued expenses	183,597

Total liabilities	$98,995,421

Net Assets applicable to investors’ interest in Portfolio	$2,721,320,580

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$2,624,295,730
Net unrealized appreciation	97,024,850

Total	$2,721,320,580

*	Represents restricted cash on deposit at the custodian as collateral for open swap contracts.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest and other income	$121,158,221
Dividends	341,150
Interest allocated from affiliated investments	82,154
Expenses allocated from affiliated investments	(29,024)

Total investment income	$121,552,501

Expenses

Investment adviser fee	$7,748,665
Trustees’ fees and expenses	25,250
Custodian fee	223,657
Legal and accounting services	65,563
Miscellaneous	46,026

Total expenses	$8,109,161

Deduct —
Reduction of custodian fee	$317

Total expense reductions	$317

Net expenses	$8,108,844

Net investment income	$113,443,657

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$27,837,127
Investment transactions allocated from affiliated investments	(97,120)
Swap contracts	992,178

Net realized gain	$28,732,185

Change in unrealized appreciation (depreciation) —
Investments	$120,972,771
Swap contracts	(768,172)

Net change in unrealized appreciation (depreciation)	$120,204,599

Net realized and unrealized gain	$148,936,784

Net increase in net assets from operations	$262,380,441

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$113,443,657	$202,665,694
Net realized gain (loss) from investment transactions and swap contracts	28,732,185	(72,156,937)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	120,204,599	587,607,408

Net increase in net assets from operations	$262,380,441	$718,116,165

Capital transactions —
Contributions	$148,151,903	$918,981,224
Withdrawals	(86,097,525)	(771,550,984)

Net increase from capital transactions	$62,054,378	$147,430,240

Net increase in net assets	$324,434,819	$865,546,405

Net Assets

At beginning of period	$2,396,885,761	$1,531,339,356

At end of period	$2,721,320,580	$2,396,885,761

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006		2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.64	%(2)	0.65%	0.65%	0.62%	0.66	%(3)	0.65	%(3)
Net investment income	8.97	%(2)	10.52%	8.92%	7.91%	7.85%		7.71%
Portfolio Turnover	34	%(4)	74%	54%	84%	68%		71%

Total Return	10.67	%(4)	40.41%	(25.45)%	6.65%	11.10%		5.80%

Net assets, end of period (000’s omitted)	$2,721,321		$2,396,886	$1,531,339	$2,038,478	$1,874,813		$1,686,172

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended October 31, 2006 and 2005).

(4)	Not annualized.

See notes to financial statements

Boston Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide as much current income as possible. The Portfolio also seeks reasonable preservation of capital to the extent attainable from such investments, and growth of income and capital as secondary objectives. Effective May 1, 2010, the Portfolio’s primary objective will be to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Income Fund of Boston, Eaton Vance Diversified Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund (formerly, Eaton Vance Medallion Strategic Income Fund) held an interest of 90.3%, 1.8%, 7.0% and 0.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily

Boston Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

Boston Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

H  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, and 0.555% of average daily net assets of $5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $7,764,843 of which $16,178 was allocated from Cash Management Portfolio and $7,748,665 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.61% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans and including maturities and paydowns, aggregated $974,310,519 and $837,272,931, respectively, for the six months ended April 30, 2010.

Boston Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,640,382,057

Gross unrealized appreciation	$213,410,771
Gross unrealized depreciation	(131,352,429)

Net unrealized appreciation	$82,058,342

5   Restricted Securities

At April 30, 2010, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous and Warrants

GNC Acquisition Holdings, Class A	3/15/07	204,221	$1,021,105		$2,403,681
GNC Acquisition Holdings, Preferred	3/15/07	69,779	348,895		422,163
Fontainebleau Equity Holdings, Class A	6/1/07	301,724	3,620,688		3,017
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	9,234	9,233,790		92
Mirant Corp., Escrow Certificate	1/5/06	2,205,000	0	(1)	221
Mirant Corp., Escrow Certificate	1/5/06	4,900,000	0	(1)	490
Panolam Holdings Co., Common	12/30/09	6,997	3,844,852		3,844,852
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	6,338	0	(1)	616,668

Total Restricted Securities			$18,069,330		$7,291,184

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
			Amount**	Annual		Net
	Reference	Credit	(000’s	Fixed	Termination	Unrealized
Counterparty	Entity	Rating*	omitted)	Rate	Date	Appreciation

Citigroup, Inc.	First Data Corp.	Caa1/B-	$10,440	5.00%(1)	12/20/10	$885,943

$885,943

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $10,440,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At April 30, 2010, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $885,943, representing the fair value of such derivatives in an asset position. Such

Boston Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

amount would be reduced by any unamortized upfront payments received by the Portfolio. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative

Credit default swap contracts	$885,943	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Credit default swap contracts	$992,178	$(768,172)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $20,261,000.

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

8   Concentration of Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Boston Income Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$147,666,987	$5,858,461	$153,525,448
Corporate Bonds & Notes	—	2,395,835,510	8,881,017	2,404,716,527
Convertible Bonds	—	35,598,925	—	35,598,925
Common Stocks	1,676,603	—	6,316,296	7,992,899
Convertible Preferred Stocks	6,698,317	5,817,807	—	12,516,124
Preferred Stocks	—	—	422,255	422,255
Miscellaneous	—	1,291,645	711	1,292,356
Warrants	—	—	846,422	846,422
Short-Term Investments	—	105,529,443	—	105,529,443

Total Investments	$8,374,920	$2,691,740,317	$22,325,162	$2,722,440,399

Credit Default Swaps	$—	$885,943	$—	$885,943

Total	$8,374,920	$2,692,626,260	$22,325,162	$2,723,326,342

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior Floating-	Investments in			Investments in
	Rate	Corporate	Investments in	Investments in	Warrants
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	and Miscellaneous	Total

Balance as of October 31, 2009	$—	$456,573	$2,471,444	$422,255	$617,379	$3,967,651
Realized gains (losses)	—	21,803	—	—	—	21,803
Change in net unrealized appreciation (depreciation)*	—	(32,010)	—	—	229,476	197,466

Net purchases (sales)	—	(635,803)	3,844,852	—	278	3,209,327
Accrued discount (premium)	—	1,105	—	—	—	1,105
Net transfers to (from) Level 3	5,858,461	9,069,349	—	—	—	14,927,810

Balance as of April 30, 2010	$5,858,461	$8,881,017	$6,316,296	$422,255	$847,133	$22,325,162

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2010*	$—	$(155,916)	$—	$—	$229,476	$73,560

*	Amount is included in the related amount on investments in the Statement of Operations.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Boston Income Portfolio (“the Portfolio”), the portfolio in which Eaton Vance Income Fund of Boston (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Income Fund of Boston

OFFICERS AND TRUSTEES

Eaton Vance Income Fund of Boston

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Thomas Seto Vice President	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman

David M. Stein Vice President Barbara E. Campbell Treasurer	William H. Park Ronald A. Pearlman Helen Frame Peters

Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Heidi L. Steiger Lynn A. Stout

Boston Income Portfolio

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Barbara E. Campbell Treasurer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman

Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	William H. Park Ronald A. Pearlman Helen Frame Peters

Heidi L. Steiger

Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser of Boston Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Income Fund of Boston
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

443-6/10	IBSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	June 11, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 11, 2010

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	June 11, 2010